Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 1,341,126	$ 1,399,536	$ 1,204,840
Long-term employee benefits	13,091	9,059	6,367
Post-employment benefits	47,611	157,001	31,558
Share-based payments	1,110,757	1,278,490	1,307,509
Total employee benefits	$ 2,512,585	$ 2,844,086	$ 2,550,274